Other information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Financial Information Disclosure [Abstract]
Cash and cash equivalents	$ 1,366.3	$ 385.3	$ 280.0
Restricted cash included in other assets	0.0	2.6	11.0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 1,366.3	$ 387.9	$ 291.0